RISK MANAGEMENT (Details 5) - Probability Weighting [Member]	Dec. 31, 2018
Local Scenario [Member] | Favorable Scenario 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of probabilities scenarios	20.00%
Local Scenario [Member] | Base Scenario [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of probabilities scenarios	50.00%
Local Scenario [Member] | Unfavorable Scenario 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of probabilities scenarios	20.00%
Local Scenario [Member] | Unfavorable Scenario 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of probabilities scenarios	5.00%
Local Scenario [Member] | Favorable Scenario 2 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of probabilities scenarios	5.00%
Global Scenario [Member] | Favorable Scenario 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of probabilities scenarios	20.00%
Global Scenario [Member] | Base Scenario [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of probabilities scenarios	60.00%
Global Scenario [Member] | Unfavorable Scenario 1 [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Percentage of probabilities scenarios	20.00%